Loans and Debentures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of Detailed Information About Current Liabilities And Noncurrent Liabilities Explanatory
	As at December 31
	2023	2022
	$ Thousands
Current liabilities
Current maturities of long-term liabilities:
Loans from banks and others	107,739	26,113
Non-convertible debentures	52,980	9,497
Others	8,908	3,652
	169,627	39,262

Non-current liabilities
Loans from banks and others	906,243	610,434
Non-convertible debentures	454,163	513,375
	1,360,406	1,123,809

Total	1,530,033	1,163,071

Schedule of Composition of I.C. Power Loans from Banks and Others
	As at December 31,
	2023	2022
	$ Thousands
Debentures (1)
In shekels(1)	507,143	522,872

Loans from banks and others (2)
In shekels	1,022,890	640,199

	1,530,033	1,163,071

Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities
	Financial liabilities (including interest payable)
	Loans and credit	Loans from holders of interests that do not confer financial control	Debentures	Financial instruments designated for hedging
	$ Thousands

Balance as at January 1, 2023	516,195	124,152	526,771	(16,087)
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	-	-	-	2,385
Receipt of loans	405,460	30,357	-	-
Repayment of debentures and loans	(123,237)	(33,389)	(8,451)	-
Interest paid	(30,270)	(593)	(6,133)	-

Net cash provided by/(used in) financing activities	251,953	(3,625)	(14,584)	2,385

Effect of changes in foreign currency exchange rates	(533)	2,218	-	(241)
Interest and CPI expenses	51,180	7,179	21,658	(3,027)
Changes in fair value, application of hedge accounting and other	10,179	(463)	(7,061)	2,065
Business combination	83,385	-	-	-

Balance as at December 31, 2023	912,359	129,461	526,784	(14,905)

	Financial liabilities (including interest payable)
	Loans and credit	Loans from holders of interests that do not confer financial control	Debentures	Financial instruments designated for hedging
	$ Thousands

Balance as at January 1, 2022	488,455	139,838	586,600	(8,305)
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	-	-	-	(923)
Receipt of loans	88,651	13,680	-	-
Repayment of debentures and loans	(21,601)	(25,617)	(5,972)	-
Interest paid	(11,058)	(2,094)	(11,889)	-
Prepaid costs for loans taken	(2,845)	-	-	-

Net cash provided by/(used in) financing activities	53,147	(14,031)	(17,861)	(923)

Effect of changes in foreign currency exchange rates	(51,435)	(8,419)	(68,696)	967
Interest and CPI expenses	27,444	6,764	26,728	-
Changes in fair value, application of hedge accounting and other	(1,416)	-	-	(7,826)

Balance as at December 31, 2022	516,195	124,152	526,771	(16,087)